Expense Example	Sep. 30, 2026 USD ($)
Castellan Targeted Equity ETF | Castellan Targeted Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Castellan Targeted Income ETF | Castellan Targeted Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	$ 567